Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method (Detail) - Equity Method Investments - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Accounts receivable, trade	¥ 8,350	¥ 8,271
Accounts payable, trade	1,887	1,030
Capital lease obligations	50,001	71,345
Sales	29,393	23,647	¥ 18,565
Purchases	1,498	1,533	1,725
Lease payments	¥ 36,642	¥ 38,919	¥ 25,523